LONG-TERM LOANS (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Debt Instrument [Line Items]
Loans Payable to Bank	$ 21,288	$ 21,059
Less: current portion	(20,310)	(350)
Long-term bank loans	978	20,709
MYR-denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	947	1,016
SGD-denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	346	177
Convertible Bond [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	$ 19,995	$ 19,866